Investment properties (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Disclosure of detailed information about investment property	The following table provides information about how the fair values of the investment properties are determined (in particular, the valuation techniques and inputs used).

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value/range	Relationship of unobservable inputs to fair value

Buildings and land	Level 3	Discounted cash flows	Discount rate	December 31, 2024: 7.25% to 12.26% December 31, 2023: 7.00% to 12.21% December 31, 2022: 7.50% to 12.24%	The higher the discount rate, the lower the fair value.

			Exit cap rate	December 31, 2024: 6.50% to 9.25% December 31, 2023: 6.50% to 8.99% December 31, 2022: 6.50% to 8.99%	The higher the exit cap rate, the lower the fair value.

			Long-term NOI	Based on contractual rent and then on market related rents	The higher the NOI, the higher the fair value.

Inflation rates
Mexico: 3.6% to 4.00%, in December 31, 2024 3.6% to 4.3%, in December 31, 2023 3.40% to 5.00% in December 31, 2022 U.S.: 2.3% to 3.0%, in December 31, 2024 2.1% to 3.0% in December 31, 2023, 2.1% to 3.5% in December 31, 2022
The higher the inflation rate, the higher the fair value.

			Absorption period	12 months of average	The shorter the absorption period, the higher the fair value

			Market related rents	Depending on the park/state	The higher the market rent the higher the fair value

Land reserves	Level 3	Market comparable	Price per acre	Weighted average price per acre is $173,772 in December 31, 2024, $195,196 in December 31, 2023, $239,266 in December 31, 2022.	The higher the price, the higher the fair value.
The table below sets forth the aggregate values of the Entity’s investment properties for the years indicated:

	December 31, 2024	December 31, 2023	December 31, 2022

Buildings and land	$3,686,540,000	$3,167,770,000	$2,657,513,766
Land improvements	769,567	16,277,544	7,562,174
Land reserves	114,321,825	138,380,000	208,910,000
	3,801,631,392	3,322,427,544	2,873,985,940
Less: Cost to conclude construction in-progress	(104,863,123)	(110,263,380)	(135,520,664)

Balance at end of year	$3,696,768,269	$3,212,164,164	$2,738,465,276
The reconciliation of investment properties is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Balance at beginning of year	$3,212,164,164	$2,738,465,276	$2,263,170,941
Additions	232,948,847	259,757,058	292,349,582
Foreign currency translation effect	(16,639,636)	13,001,109	7,196,797
Disposal of investment properties	(2,452,767)	(42,519,100)	(9,743,562)
Gain on revaluation of investment properties	270,747,661	243,459,821	185,491,518

Balance at end of year	$3,696,768,269	$3,212,164,164	$2,738,465,276

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets	An
increase/decrease in discount rates and exit cap rate will decrease/increase the building and land valuation as of December 31, 2024, 2023 and 2022:

	December 31, 2024
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$24,274,027	$25,108,166	$49,480,971

	December 31, 2023
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$14,622,874	$15,652,178	$36,530,020

	December 31, 2022
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$12,177,562	$20,763,362	$21,538,398